Cover	3 Months Ended
Apr. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Liberty Star Uranium & Metals Corp.
Entity Central Index Key	0001172178
Entity Tax Identification Number	90-0175540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 E Congress St. Ste 900
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85701
City Area Code	(520)
Local Phone Number	561-7033
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 West Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	322-0626
Contact Personnel Name	Nevada Agency and Transfer Company